DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

DFA LTIP PORTFOLIO
(formerly, Dimensional Retirement Fixed Income Fund III)

Effective March 12, 2015, the management fee of the Portfolio is reduced from 0.30% to 0.10% of average daily net assets on an annualized basis.  In connection with the reduction of the management fee, the Prospectus is revised as follows:

(1)           In the “FEES AND EXPENSES OF THE PORTFOLIO” section of the Prospectus, the Annual Fund Operating Expenses table and Example are deleted in their entirety and replaced with the following:

FEES AND EXPENSES OF THE PORTFOLIO

              This table describes the fees and expenses you may pay if you buy and hold shares of the DFA LTIP Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

         Management Fee*                                                                                       0.17%
         Other Expenses                                                                                            3.33%
         Total Annual Fund Operating Expenses*                                                 3.50%
         Fee Waiver and/or Expense Reimbursement**                                        3.27%
         Total Annual Fund Operating Expenses After Fee Waiver
              and/or Expense Reimbursement**                                                       0.23%

*
The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the estimated management fee to be paid by the Portfolio for the fiscal year ended October 31, 2015, as a result of a decrease in the management fee payable by the Portfolio from 0.30% to 0.10%, effective March 12, 2015.

**
The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA LTIP Portfolio. “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” has been adjusted to reflect an amendment to the Amended and Restated Fee Waiver and Expense Assumption Agreement for the Portfolio with the Advisor effective as of February 28, 2015, which reduced the expense limitation amount for the Portfolio. The Amended and Restated Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Example

              This Example is meant to help you compare the cost of investing in the DFA LTIP Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$768	$1,535	$3,555